LOAN PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 5 - LOAN PAYABLE

On December 8, 2010 the Company entered into a five year loan agreement with the principal loan amount of $15,828.24. The loan carries an interest rate of 6.94%, and is secured by an automobile.

Schedule maturities of long-term obligations at years ending December 31:
2012	$3,811
2013	4,084
2014	4,372
$12,267